Business Combination - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Business Acquisition [Line Items]
Common stock, shares authorized	950,000,000	950,000,000	950,000,000
Common stock, par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		84,610,114	65,772,001
Shares Authorized	1,000,000,000	1,000,000,000
Recapitalization exchange ratio	1.4559
Common stock - Legacy Amprius (in shares)	65,776,550
Options outstanding (in shares)	14,223,410
Shares subject to vesting obligations (in shares)	6,664,919
Issuance of common stock in connection with a stock purchase agreement (in shares)	2,052,500
Sale of stock, price (in dollars per share) | $ / shares	$ 10
Number of common shares per PIPE unit (in shares)	1
Number of warrants per PIPE unit (in shares)	1
Proceeds from reverse recapitalization transaction | $	$ 70.9
Transaction costs paid | $		$ 6.9
PIPE Investors [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	84,168,916
PIPE Units [Member]
Business Acquisition [Line Items]
Exercise price of warrant | $ / shares	$ 12.5	$ 12.5
Average price per share of redeemable warrants (in dollars per share) | $ / shares	$ 20